Schedule of hierarchy levels of fair value (Details) - USD ($)	Nov. 30, 2022	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Warrant liability	$ 21,194	$ 49,894
Convertible debt	6,778,288	7,250,603
Publisher advance	739,572	1,490,648
Investment at FVTPL	2,629,851	2,629,851
Promissory notes receivable	0	576,528
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt
Publisher advance
Investment at FVTPL
Promissory notes receivable
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability	21,194	49,894
Convertible debt
Publisher advance
Investment at FVTPL
Promissory notes receivable
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liability
Convertible debt	6,778,288	7,250,603
Publisher advance	739,572	1,490,648
Investment at FVTPL	$ 2,629,851	2,629,851
Promissory notes receivable		$ 576,528